Equity - Balance of treasury shares (Detail) - Treasury shares [member] - shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates	28,542,005	19,283,471	16,195,439
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates	28,542,005	19,283,471
Number of treasury shares granted with right of use	18,601,046	14,083,439
Number of treasury shares outstanding	47,143,051	33,366,910